Condensed Financial Information (Parent Company) (Condensed Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Apr. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments:
Available-for-sale Securities, Debt Securities	$ 289,563		$ 287,783
Short-term investments	6,523		7,467
Other Investments	19,303		17,607
Total investments	420,911		412,974
Cash and Cash Equivalents, at Carrying Value	12,651		11,182	$ 9,205	$ 6,488
Accrued Investment Income Receivable	3,308		3,390
Other Assets	7,058		6,776
Total assets	898,764		877,933
Liabilities
Payables for collateral under securities loaned and other transactions	25,873		26,234
Collateral financing arrangement	1,274		1,342
Junior subordinated debt securities	3,169		3,194
Other Liabilities	23,700		20,292
Total liabilities	831,284		809,437
Stockholders’ Equity
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	0		0
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,164,029,985 and 1,159,590,766 shares issued, respectively; 1,095,519,005 and 1,098,028,525 shares outstanding, respectively	12		12
Additional paid-in capital	30,944		30,749
Retained earnings	34,480		35,519
Treasury stock, at cost; 68,510,980 and 61,562,241 shares, respectively	(3,474)		(3,102)
Accumulated other comprehensive income (loss)	5,347		4,771	10,649	5,104
Total stockholders’ equity	67,309		67,949
Total liabilities and stockholders’ equity	898,764		877,933
Parent Company
Investments:
Available-for-sale Securities, Debt Securities	3,894		5,028
Short-term investments	148		268
Other Investments	499		830
Total investments	4,541		6,126
Cash and Cash Equivalents, at Carrying Value	334		421	$ 443	$ 648
Accrued Investment Income Receivable	74		76
Investment in subsidiaries	85,207		85,977
Loans to subsidiaries	1,200	$ 140	1,200
Other Assets	1,529		1,177
Total assets	92,885		94,977
Liabilities
Payables for collateral under securities loaned and other transactions	147		227
Long-term debt — unaffiliated	15,505		16,994
Long-term debt — affiliated	3,100		3,314
Collateral financing arrangement	2,797		2,797
Junior subordinated debt securities	1,734		1,748
Payables to subsidiaries	0		147
Other Liabilities	2,294		1,801
Total liabilities	25,577		27,028
Stockholders’ Equity
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	0		0
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,164,029,985 and 1,159,590,766 shares issued, respectively; 1,095,519,005 and 1,098,028,525 shares outstanding, respectively	12		12
Additional paid-in capital	30,944		30,749
Retained earnings	34,480		35,519
Treasury stock, at cost; 68,510,980 and 61,562,241 shares, respectively	(3,474)		(3,102)
Accumulated other comprehensive income (loss)	5,347		4,771
Total stockholders’ equity	67,309		67,949
Total liabilities and stockholders’ equity	$ 92,886		$ 94,977